        As filed with the Securities and Exchange Commission on November 9, 2007


                                                      Registration No. 333-70864
                                                                        811-4113

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 11



                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                         POST-EFFECTIVE AMENDMENT NO. 2


                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
(formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)


                            Thomas J. Loftus, Esquire


                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                                Boston, MA 02210
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Suite 300 West
                                1300 I Street, NS
                            Washington, DC 20005-3306

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:


     [X]  immediately upon filing pursuant to paragraph (b) of Rule 485



     [ ]  on ________ pursuant to paragraph (b) of Rule 485


     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ]  on ______, 2007 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

      SUPPLEMENT DATED NOVEMBER 12, 2007 TO PROSPECTUSES DATED MAY 1, 2007

This Supplement is intended to supplement prospectuses dated May 1, 2007 for VENTURE(R) VARIABLE ANNUITY, VENTURE(R) VANTAGE VARIABLE ANNUITY, VENTURE(R) III VARIABLE ANNUITY, VENTURE(R) VISION VARIABLE ANNUITY, AND VENTURE(R) STRATEGY Contracts issued before May 1, 2007 by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the "Contracts").

You should read this Supplement together with the prospectus for the Contract you purchase and the Funds' prospectus, and retain all documents for future reference. If you would like another copy of either prospectus, please contact our Annuities Service Office at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.

MERGER OF SPECIAL VALUE TRUST INTO SMALL CAP VALUE TRUST

Effective after the close of business on November 9, 2007, Special Value Trust, an underlying Fund of the John Hancock Trust, merged into Small Cap Value Trust, another underlying Fund of the John Hancock Trust.

As a result, after that date, any Contract Value you invested in Special Value Trust will be invested in the Variable Investment Option corresponding to the Small Cap Value Trust, and you will not be able to allocate Contract Value or any Purchase Payments to a Variable Investment Option corresponding to the Special Value Trust. Therefore, you should disregard any reference in the Contract Prospectuses to the Special Value Trust except for the disclosure in "Appendix U: Accumulation Unit Value Tables," which is historical in nature.

You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF THE FUND'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE OFFICE AT 1-800-344-1029 OR IN NEW YORK STATE AT 1-800-551-2078. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                                                                       333-71072
                                                                       333-70728
                                                                       333-70730
                                                                       333-70850
                                                                       333-71074
                                                                       333-70864
                                                                       033-79112
                                                                       033-46217
                                                                       333-83558
                                                                       333-61283

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

      SUPPLEMENT DATED NOVEMBER 12, 2007 TO PROSPECTUSES DATED MAY 1, 2007

                     New Variable Annuity Investment Options


This Supplement describes two new Funds in the John Hancock Trust - American Fundamental Holdings Trust and American Global Diversification Trust - that are now available as Investment Options to your Contract. The new Investment Options are also available if you have purchased a guaranteed minimum withdrawal benefit Rider under your Contract.

This Supplement is intended to supplement prospectuses dated May 1, 2007 for VENTURE(R) VARIABLE ANNUITY (except VEN 1), VENTURE(R) VANTAGE VARIABLE ANNUITY, VENTURE(R) III VARIABLE ANNUITY, VENTURE(R) VISION VARIABLE ANNUITY and VENTURE(R) STRATEGY VARIABLE ANNUITY Contracts (the "Contracts") issued prior to May 1, 2007 by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York.


--------------------------------------------------------------------------------
You should read this Supplement together with the current prospectus for the Contract you purchased (the "annuity prospectus"), including the prospectus supplement dated October 1, 2007 entitled "Principal Returns Rider" (the "Principal Returns Rider supplement") and, if applicable, the prospectus supplement dated November 5, 2007 for all listed contracts except Venture(R) Strategy Variable Annuity Contracts entitled "Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders", and retain all documents for future reference. If you would like another copy of the annuity prospectus, including the Principal Returns Rider supplement, please contact our Annuities Service Office at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.
--------------------------------------------------------------------------------


AMERICAN FUNDAMENTAL HOLDINGS TRUST AND AMERICAN GLOBAL DIVERSIFICATION TRUST
We revise the information in the list of Investment Options on the front page of the Prospectus to include the American Fundamental Holdings Trust and the American Global Diversification Trust as follows. We show the Fund's manager (i.e., subadviser) in bold above the name of the Fund:


                      -------------------------------------
                      MFC GLOBAL INVESTMENT MANAGEMENT
                      (U.S.A.) LIMITED
                      -------------------------------------
                      American Fundamental Holdings Trust
                      American Global Diversification Trust
                      -------------------------------------


We revise disclosure of the prospectus section entitled "Fee Tables" to include information on the American Fundamental Holdings Trust and the American Global Diversification Trust as follows:

------------------------------------------------------------------------------------------------------------------------------
                                                                         ACQUIRED         TOTAL      CONTRACTUAL       NET
                                     MANAGEMENT   12b-1      OTHER     FUND FEES AND    OPERATING      EXPENSE      OPERATING
                                        FEES      FEES    EXPENSES(1)    EXPENSES      EXPENSES(2)  REIMBURSEMENT   EXPENSES
------------------------------------------------------------------------------------------------------------------------------
JOHN HANCOCK TRUST (SERIES II):
------------------------------------------------------------------------------------------------------------------------------
American Fundamental Holdings *         0.05%     0.75%     0.04%          0.40%          1.24%          0.05%        1.19%
------------------------------------------------------------------------------------------------------------------------------
American Global Diversification*        0.05%     0.75%     0.04%          0.63%          1.47%          0.05%        1.42%
------------------------------------------------------------------------------------------------------------------------------


*(numbered sequentially in the Prospectus) The management fee of 0.05% of average annual net assets is being waived until November 1, 2008. This waiver may be terminated any time after November 1, 2008.

We revise disclosure in the prospectus section entitled "The Funds" to include information on the American Fundamental Holdings Trust and the American Global Diversification Trust as follows:

Funds-of-Funds and Master-Feeder Funds
Each of the John Hancock Trust's American Fundamental Holdings, American Global Diversification, Index Allocation, Franklin Templeton Founding Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") is a "fund-of funds" that invest in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying funds for that Fund, including expenses and associated investment risks.

We revise disclosure in the prospectus section entitled "The Funds" to include information on the American Fundamental Holdings Trust and the American Global Diversification Trust as follows:


                               JOHN HANCOCK TRUST
  We show the Fund's manager (i.e., subadviser) in bold above the name of the
            Fund and we list the Funds alphabetically by subadviser.
   The Funds available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider (See Optional Benefits).

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
     American Fundamental     Seeks long-term growth of capital. To do this, the
     Holdings Trust           Fund invests primarily in four Underlying Funds of
                              the American Funds Insurance Series: Bond Fund,
                              Growth Fund, Growth-Income Fund, and International
                              Fund. The Fund is permitted to invest in six other
                              Underlying Funds of the American Funds Insurance
                              Series as well as other Underlying Funds, each of
                              which is described in the Fund prospectus.
     American Global          Seeks long-term growth of capital. To do this, the
     Diversification          Fund invests primarily in five Underlying Funds of
                              the American Funds Insurance Series: Bond Fund,
                              Global Growth Fund, Global Small Capitalization
                              Fund, High-Income Bond Fund, and New World Fund.
                              The Fund is permitted to invest in five other
                              Underlying Funds of the American Funds Insurance
                              Series as well as other Underlying Funds, each of which is described in the Fund prospectus.

The Investment Options that invest in the American Fundamental Holdings Trust and the American Global Diversification Trust are eligible as Investment Options under the guaranteed minimum withdrawal benefit Riders offered with your Contract. We revise disclosure in the prospectus section entitled "Investment Options Under Guaranteed Minimum Withdrawal Benefit Riders" to include additional information on the American Fundamental Holdings Trust and the American Global Diversification Trust as follows:

Available Individual Investment Options
If you purchase a Contract with any of our currently offered guaranteed minimum withdrawal benefit Riders, we restrict the individual Investment Options to which you may allocate your Contract Value. These Investment Options invest in the following Funds:

     [listed Funds, now including:]

         -    American Fundamental Holdings Trust
         -    American Global Diversification Trust

You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from the Money Market or any available DCA Fixed Investment Option in connection with your selected Investment Options.

YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER AT 1-800-344-1029 OR IN NEW YORK STATE AT-1-800-551-2078. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

You should retain this Supplement for future reference.

                       SUPPLEMENT DATED NOVEMBER 12, 2007





                                                     333-71072      033-79112
                                                     333-70728      033-46217
                                                     333-70730      333-83558
                                                     333-70850      333-61283
                                                     333-71074
                                                     333-70864

                           (Strategy Variable Annuity)
                            (prior contracts version)


     (Incorporated by reference to File No. 333-70864, filed on May 1, 2007)

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION


     (Incorporated by reference to File No. 333-70864, filed on May 1, 2007)

                            PART C OTHER INFORMATION





Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE       OLD NAME                                       NEW NAME
--------------       --------                                       --------
October 1, 1997      NASL Variable Account                          The Manufacturers Life Insurance Company
                                                                    of North America Separate Account A

October 1, 1997      North American Security Life Insurance         The Manufacturers Life Insurance Company
                     Company                                        of North America

November 1, 1997     NAWL Holding Co., Inc.                         Manulife-Wood Logan Holding Co., Inc.

September 24, 1999   Wood Logan Associates, Inc.                    Manulife Wood Logan, Inc

January 1, 2005      The Manufacturers Life Insurance Company       John Hancock Life Insurance Company
                     (U.S.A.) Separate Account A                    (U.S.A.) Separate Account A

January 1, 2005      The Manufacturers Life Insurance Company       John Hancock Life Insurance Company
                     (U.S.A.)                                       (U.S.A.)

January 1, 2005      Manulife Financial Securities LLC              John Hancock Distributors LLC

January 1, 2005      Manufacturers Securities Services LLC          John Hancock Investment Management
                                                                    Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes become effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets, including the assets of Separate Account A and (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements


          (1) Financial Statements of the Registrant, John Hancock Life Insurance Company (U.S.A.) Separate Account H (Part B of the registration statement). - (Including Part B of the Registrant's Form N-4 incorporated by reference herein) filed on May 1, 2007.



          (2) Financial Statements of the Depositor, John Hancock Life Insurance Company (U.S.A.) (Part B of the registration statement). - (Including Part B of the Registrant's Form N-4 incorporated by reference herein) filed on May 1, 2007.


     (b)  Exhibits

          (1) (i) Form of Resolution of the Board of Directors of The Manufacturers Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H
                    - Incorporated by reference to Exhibit (1)(i) to pre-effective amendment No. 1 to this registration statement filed January 2, 2002 (the "Pre-Effective Amendment").

          (2) Agreements for custody of securities and similar investments - Not Applicable.

          (3) (i) Form of Underwriting Agreement - Incorporated by reference to Exhibit 3 (i) to post-amendment No. 6 on Form N-4, file number 33-76162, filed March 1, 1999 on behalf of The Manufacturers Life Insurance Company of North America.

               (ii) Form of broker-dealer agreement - Incorporated by reference to Exhibit 3(ii) to initial registration statement on Form N-4 (333-70864) filed October 3, 2001 (the "Initial Registration Statement")

               (iii) Form of Promotional Agent Agreement. Incorporated by
                    reference to Exhibit 3 (iii) to pre-effective amendment no. 1 to registration statement filed on Form N-4, file number 333-38081 filed on March 17, 1998 on behalf of The Manufacturers Life Insurance Company of North America.

          (4) (i) Form of Flexible Payment Deferred Combination Fixed and Variable Group Annuity Contract, Non-Participating -- Incorporated by reference to Exhibit 4 (i) to registration statement filed on Form N-4, file number 333-38081 filed on October 16, 1997 on behalf of The Manufacturers Life Insurance Company of North America.

               (ii) Specimen Certificate Under Flexible Payment Deferred
                    Combination Fixed and Variable Group Annuity Contract, Non-Participating --Incorporated by reference to Exhibit 3
                    (ii) to registration statement filed on Form N-4, file number 333-38081 filed on October 16, 1997 on behalf of The Manufacturers Life Insurance Company of North America.

               (iii) Specimen Endorsements to Contract: (i) Individual
                    Retirement Annuity Endorsement; (ii) ERISA Tax-sheltered Annuity Endorsement; (iii) Tax-sheltered Annuity Endorsement; (iv) Section 401 Plans Endorsement; (v) Texas Optional Retirement Program Endorsement; (vi) Qualified Contract Provisions; (vii) Fixed Account Endorsement; (viii) Death Benefit Endorsement - Incorporated by reference to Exhibit (b)(4)(iii) to registration statement filed on Form N-4, file number 333-38081 filed February 26, 1998 on behalf of The Manufacturers Life Insurance Company of North America.

               (iv) Individual Retirement Annuity Endorsement -- Incorporated by
                    reference to Exhibit 3 (iv) to registration statement filed on Form N-4, file number 333-38081 filed on October 16, 1997 on behalf of The Manufacturers Life Insurance Company of North America.

               (v) Roth Individual Retirement Annuity Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(F) to registration statement filed on Form N-4, file number 33-76162, filed March 1, 1999 on behalf of The Manufacturers Life Insurance Company of North America.

               (vi) 457 Plan Endorsements - Incorporated by reference to Exhibit
                    (b)(4)(vi) to post-effective amendment no. 4 to registration statement filed on Form N-4, file number 333-38081, filed on April 25, 2001 on behalf of The Manufacturers Life Insurance Company of North America.

          (5) (i) Specimen Application for Flexible Payment Deferred Combination fixed and Variable Group Annuity Contract, Non-Participating. - Incorporated by reference to Exhibit 3
                    (iv) to pre-effective amendment No. 1 registration statement on Form N-4, file number 333-38081, filed on March 17, 1998 on behalf of The Manufacturers Life Insurance Company of North America.

               (ii) Specimen Certificate Application - Incorporated by reference to Exhibit (b)(5)(ii) to post effective amendment no. 4 to Form N-4, file number 33-76684, filed February 26, 1998 on behalf of Separate Account A of The Manufacturers Life Insurance Company of North America.

          (6) (i) Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) -- Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814 ).

               (ii) Certificate of Amendment of Certificate of Incorporation of
                    the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

               (ii) Certificate of Amendment to Certificate of Incorporation of
                    the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

               (iii) Certificate of Amendment to Certificate of Incorporation of
                    the Company changing its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit (b)(6)(iii) to Form N-4, file no. 333-70728, filed May 1, 2007.

               (iv) By-laws of The Manufacturers Life Insurance Company (U.S.A.)
                    -- Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

               (v) Amendment to By-Laws reflecting the Company's name change to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 Incorporated by reference to Exhibit
                    (b)(6)(v) to Form N-4, file no. 333-70728, filed May 1 2007.

          (7) (i) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Variable Annuity Guaranteed Death Benefit Reinsurance Contract with Connecticut General Life Insurance Company, effective July 1, 1995 -- Incorporated by reference to Exhibit (b)(7)(ii) to post-effective amendment no. 2 to Form N-4,file number 33-76684, filed March 1, 1996 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

               (ii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Variable Annuity Guaranteed Death Benefit Reinsurance Contract with Connecticut General Life Insurance Company, effective July 1, 1995 -- Incorporated by reference to Exhibit (b)(7)(iii) to post-effective amendment no. 2 to Form N-4, file number 33-76684, filed March 1, 1996 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

               (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Automatic Reinsurance Agreement with Swiss Re America, effective August 1, 1995 -- Incorporated by reference to Exhibit
                    (b)(7)(iv) to post-effective amendment no. 3 to Form N-4, file number 33-76684, filed February 28, 1997 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

               (iv) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Reinsurance Agreement with PaineWebber Life Insurance Company, effective December 31, 1994 -- Previously filed as Exhibit (b)(7)(v) to post-effective amendment no. 3 to Form N-4, file no. 33-76684, filed February 28, 1997.

               (v) Form of coinsurance Agreement with Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997

               (vi) Form of Automatic Reinsurance Agreement with AXA Re Life
                    Insurance Company, effective May 1, 2000. Incorporated by reference to Exhibit (7)(v) to pre-effective amendment No. 1, to Form N-4, file number 333-70728, filed January 2, 2002.

                    i. Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April ___, 2002

                    ii Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. . Incorporated by reference to Exhibit 7(v)(ii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April __, 2002

                    iii Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. . Incorporated by reference to Exhibit 7(v)(iii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April ___, 2002

               (vii) Form of Automatic Reinsurance Agreement (Agreement 2000-21)
                    with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit 7(vi) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April ___, 2002.

               (viii) Form of Automatic Reinsurance Agreement (Agreement
                    2001-41) with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. . Incorporated by reference to Exhibit 7(vii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April ___, 2002

               (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-47)
                    with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. . Incorporated by reference to
                    Exhibit 7(viii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April ___, 2002
                    i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. . Incorporated by reference to Exhibit 7(viii)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April ___, 2002

               (x) Form of Automatic Reinsurance Agreement (Agreement 2001-48) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(ix) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April ___, 2002

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (i) Form of Remote Service Agreement dated November 1, 1996 with CSC Continuum, Inc.-- Incorporated by reference to Exhibit
                    (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-76684, filed February 28, 1997 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

               (ii) Amendment to Remote Service Agreement dated April 1, 1998 with CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 27, 2000.

               (iii) Amendment to Remote Service Agreement dated March 1999 with
                    CSC Continuum Inc. - Incorporated by reference to Exhibit
                    (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

               (iv) Form of Merger Agreement with The Manufacturers Life
                    Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America -Incorporated by reference to Exhibit (8)(iv) to the Initial Registration Statement.

          (9) Opinion of James D. Gallagher, Esq. as to the legality of the securities being registered and consent to use of opinion - Incorporated by reference to Exhibit 9 to the Pre-Effective Amendment.


          (10) Written consent of Ernst & Young LLP independent auditors. - Incorporated by reference to Exhibit (b)(10) to post-effective amendment no. 10 to this registration statement, filed May 1, 2007.


          (11) All financial statements omitted from Item 23, Financial Statements -- Not Applicable.

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor Underwriter or initial contract owners -- Not Applicable.

          (13) Schedule for computation of performance quotations provided in the Registration Statement in response to Item 21--Incorporated by reference to Exhibit (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76684, filed March 1, 1996 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

          (14) Financial Data Schedule -- Not Applicable


          (15) Powers of Attorney (John D. DesPrez III, James R. Boyle, Marc Costantini, Steven Finch, Katherine MacMillan, Hugh McHaffie, John R. Ostler, Diana Scott, and Warren Thomson) [FILED HEREWITH]

Item 25. Directors and Officers of the Depositor.

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                          EFFECTIVE SEPTEMBER 28, 2007


NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   -----------------------
John D. DesPrez III*                  Chairman & President

Hugh McHaffie*                        Director, Executive Vice President, Wealth
                                      Management

James R. Boyle*                       Director, Executive Vice President, Life
                                      Insurance

Warren Thomson***                     Director, Executive Vice President and
                                      Chief Investments Officer, US Investments

Steven Finch*                         Director, Executive Vice President &
                                      General Manager, John Hancock Life
                                      Insurance

Marc Costantini*                      Director, Executive Vice President &
                                      General Manager, John Hancock Annuities

Diana Scott*                          Director, Senior Vice President, Human
                                      Resources

John R. Ostler**                      Director

Rex Schlaybaugh, Jr.*                 Director

Katherine  MacMillan**                Director, Executive Vice President &
                                      General Manager, John Hancock Retirement
                                      Plan Services

Jonathan Chiel*                       Executive Vice President & General Counsel

Steven R. McArthur**                  Executive Vice President & General
                                      Manager, Reinsurance

Lynne Patterson*                      Senior Vice President & Chief Financial
                                      Officer

Peter Levitt**                        Senior Vice President & Treasurer

Scott Hartz                           Executive Vice President and Chief
                                      Investment Officer, US Investments

Emanuel Alves*                        Vice President, Counsel & Corporate
                                      Secretary

Kris Ramdial**                        Vice President, Treasury

John Brabazon                         Vice President & CFO, US Investments

Philip Clarkson*                      Vice President, Taxation

Brian Collins**                       Vice President, Taxation

Mitchell A. Karman*                   Vice President, Chief Compliance Officer &
                                      Counsel

Peter Mitsopoulos*                    Vice President, Treasury

Zahir Bhanji***                       Illustration Actuary


*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 197 Clarendon Street, Boston, MA 02117

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), operated as a unit investment trust. Registrant supports benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

The Depositor is controlled by John Hancock Financial Services, Inc. ("JHFS"). A list of persons controlled by JHFS is incorporated by reference to Exhibit 21.1 from the Annual Report filed on Form 10-K of File No. 1-15607, filed on March 15, 2004.

On the effective date of this Amendment to the Registration Statement, JHFS and its subsidiaries are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2006 appears below:

Principal Subsidiaries

The following is a list of the directly and indirectly held major operating subsidiaries of Manulife Financial Corporation.

AS AT DECEMBER 31, 2006                                     OWNERSHIP  EQUITY
(Unaudited, Canadian $ in millions)                        PERCENTAGE INTEREST           ADDRESS DESCRIPTION
-----------------------------------                        ---------- --------           ------- -----------
MANULIFE FINANCIAL CORPORATION                                                   Toronto, Canada Publicly traded stock life
                                                                                                 insurance company
   THE MANUFACTURERS LIFE INSURANCE COMPANY                       100 $14,440    Toronto, Canada Leading Canadian-based financial
                                                                                                 services company that offers a
                                                                                                 diverse range of financial
                                                                                                 protection products and wealth
                                                                                                 management services
      Manulife Holdings (Alberta) Limited                         100            Calgary, Canada Holding company
         Manulife Holdings (Delaware) LLC                         100           Delaware, U.S.A. Holding company
            The Manufacturers Investment Corporation              100           Michigan, U.S.A. Holding company
               John Hancock Life Insurance Company                100           Michigan, U.S.A. U.S. based life insurance company
                  (U.S.A.)                                                                       that provides individual life
                                                                                                 insurance, annuities, and group
                                                                                                 pension products in all states in
                                                                                                 the U.S. except New York
                  John Hancock Life Insurance Company of          100           New York, U.S.A. Provides group pension, individual
                     New York                                                                    annuities and life insurance
                                                                                                 products in the State of New York
                  John Hancock Investment Management              95             Massachusetts, Investment advisor
                     Services, LLC                                                               U.S.A.
               Manulife Reinsurance Limited                       100          Hamilton, Bermuda Provides life and financial
                                                                                                 reinsurance
         Manulife Holdings (Bermuda) Limited                      100          Hamilton, Bermuda Holding company
      Manufacturers P&C Limited                                   100               St. Michael, Provides property and casualty and
                                                                                        Barbados financial reinsurance
         Manufacturers Life Reinsurance Limited                   100               St. Michael, Provides life and financial
                                                                                        Barbados reinsurance
         Manulife International Holdings Limited                  100          Hamilton, Bermuda Holding company
            Manulife (International) Limited                      100           Hong Kong, China Life insurance company serving Hong
                                                                                                 Kong and Taiwan
               Manulife-Sinochem Life Insurance Co. Ltd.           51            Shanghai, China Chinese life insurance company
            Manulife Asset Management (Asia) Limited              100               St. Michael, Holding company
                                                                                        Barbados
               Manulife Asset Management (Hong Kong)              100           Hong Kong, China Hong Kong investment management and
                  Limited                                                                        advisory company marketing mutual
                                                                                                 funds
      Manulife Bank of Canada                                     100           Waterloo, Canada Provides integrated banking
                                                                                                 products and service options not
                                                                                                 available from an insurance company
      Manulife Canada Ltd.                                        100           Waterloo, Canada Canadian life insurance company
         FNA Financial Inc.                                       100            Toronto, Canada Holding company
      Elliott & Page Limited                                      100            Toronto, Canada Investment counseling, portfolio
                                                                                                 and mutual fund management in
                                                                                                 Canada
      First North American Insurance Company                      100            Toronto, Canada Canadian property and casualty
                                                                                                 insurance company
      NAL Resources Management Limited                            100            Calgary, Canada Management company for oil and gas
                                                                                                 properties
      Manulife Securities International Ltd.                      100           Waterloo, Canada Mutual fund dealer for Canadian
                                                                                                 operations
      Regional Power Inc.                                        83.5           Montreal, Canada Operator of hydro-electric power
                                                                                                 projects
         MLI Resources Inc.                                       100            Calgary, Canada Holding company for oil and gas
                                                                                                 assets and Japanese operations
      Manulife Life Insurance Company                             100               Tokyo, Japan Japanese life insurance company
      P.T. Asuransi Jiwa Manulife Indonesia                        95                   Jakarta, Indonesian life insurance company
                                                                                       Indonesia
         P.T. Manulife Aset Manajemen Indonesia                  95.3                   Jakarta, Indonesian investment management
                                                                                       Indonesia and advisory company marketing
                                                                                                 mutual funds
      The Manufacturers Life Insurance Co. (Phils.), Inc.         100                    Manila, Filipino life insurance company
                                                                                     Philippines
      Manulife (Singapore) Pte. Ltd.                              100                  Singapore Singaporean life insurance company
      Manulife (Vietnam) Limited                                  100          Ho Chi Minh City, Vietnamese life insurance company
                                                                                         Vietnam
      Manulife Insurance (Thailand) Public Company Limited       97.9          Bangkok, Thailand Thai life insurance company
      Manulife Europe Ruckversicherungs-Aktiengesellschaft        100           Cologne, Germany European property and casualty
                                                                                                 reinsurance company
      MFC Global Fund Management (Europe) Limited                 100            London, England Holding company
         MFC Global Fund Investment Management (Europe)           100            London, England Investment management company for
            Limited                                                                              Manulife Financial's international
                                                                                                 funds

AS AT DECEMBER 31, 2006                                     OWNERSHIP  EQUITY
(Unaudited, Canadian $ in millions)                        PERCENTAGE INTEREST           ADDRESS DESCRIPTION
-----------------------------------                        ---------- --------           ------- -----------
MANULIFE FINANCIAL CORPORATION                                                   Toronto, Canada Publicly traded stock life
                                                                                                 insurance company
   JOHN HANCOCK HOLDINGS (DELAWARE) LLC                           100 $11,547        Wilmington, Holding company
                                                                                Delaware, U.S.A.
      John Hancock Financial Services, Inc.                       100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         John Hancock Life Insurance Company                      100                    Boston, Leading U.S. based financial
                                                                                  Massachusetts, services company that offers a
                                                                                          U.S.A. diverse range of financial
                                                                                                 protection products and wealth
                                                                                                 management services
            John Hancock Variable Life Insurance Company          100                    Boston, U.S. based life insurance company
                                                                                  Massachusetts, that provides variable and
                                                                                          U.S.A. universal life insurance policies,
                                                                                                 and annuity products in all states
                                                                                                 in the U.S. except New York
            P.T. Asuransi Jiwa John Hancock Indonesia            96.2                   Jakarta, Indonesian life insurance company
                                                                                       Indonesia
            Independence Declaration Holdings LLC                 100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
               Declaration Management & Research LLC              100          McLean, Virginia, Provides institutional investment
                                                                                          U.S.A. advisory services
            John Hancock Subsidiaries LLC                         100                Wilmington, Holding company
                                                                                Delaware, U.S.A.
               John Hancock Financial Network, Inc.               100                    Boston, Financial services distribution
                                                                                  Massachusetts, organization
                                                                                           U.S.A
               The Berkeley Financial Group, LLC                  100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                           U.S.A
                  John Hancock Funds LLC                          100                    Boston, Mutual fund company
                                                                                  Massachusetts,
                                                                                           U.S.A
               Hancock Natural Resource Group, Inc.               100                    Boston, Manager of globally diversified
                                                                                  Massachusetts, timberland and agricultural
                                                                                           U.S.A portfolios for public and corporate
                                                                                                 pension plans, high net-worth
                                                                                                 individuals, foundations and
                                                                                                 endowments
      John Hancock International Holdings, Inc.                   100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         Manulife Insurance (Malaysia) Berhad                    45.8              Kuala Lumpur, Malaysian life insurance company
                                                                                        Malaysia
      John Hancock International, Inc.                            100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         John Hancock Tianan Life Insurance Company                50            Shanghai, China Chinese life insurance company

Item 27. Number of Contract owners.


     As of August 31, 2007, there were 1 qualified contract and 8 nonqualified contracts outstanding.


Item 28. Indemnification.

     Article XII of the Restated Articles of Redomestication of the Company provides as follows:

     No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

          i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

          ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

          iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

          iv) a transaction from which the director derived an improper personal benefit; or

          v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

     If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

     Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M        Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A     Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B     Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account H         Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account U         Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account V         Principal Underwriter
John Hancock Life Insurance Company Variable Life Account UV           Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account I        Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account JF       Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account S        Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account U        Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account V        Principal Underwriter


     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng**, Steve Finch***, Lynne Patterson*, Christopher M. Walker** Warren Thomson***, and Karen Walsh**) who have authority to act on behalf of JHD LLC.


          *   Principal business office is 601 Congress Street, Boston, MA 02210

          ** Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5


          *** Principal business office is 197 Clarendon St, Boston, MA 02116


     (c)  None.

Item 30. Location of Accounts and Records.

     All books and records are maintained at 601 Congress Street, Boston, MA 02210.

Item 31. Management Services.

     None.

Item 32. Undertakings.

     (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

          John Hancock Life Insurance Company (U.S.A.) (the "Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.


     (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended



          Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of
          Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration and have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this ninth day of November 2007.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
    (Depositor)


By: /s/ John D. DesPrez III
    ---------------------------------
    John D. DesPrez III
    Chairman & President


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


By: /s/ John D. DesPrez III
    ---------------------------------
    John D. DesPrez III
    Chairman & President

                                   SIGNATURES

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the ninth day of November 2007.

Signature                               Title
---------                               -----


/s/ John D. DesPrez III                 Chairman & President
-------------------------------------   (Principal Executive Officer)
John D. DesPrez III


/s/ Lynne Patterson                     Senior Vice President & Chief Financial
-------------------------------------   Officer (Principal Financial Officer and
Lynne Patterson                         Principal Accounting Officer)


         *                              Director, Executive Vice President,
-------------------------------------   Life Insurance
James R. Boyle


         *                              Director, Executive Vice President &
-------------------------------------   General Manager, John Hancock Variable
Marc Costantini                         Annuities


         *                              Director, Executive Vice President &
-------------------------------------   General Manager, John Hancock Life
Steven Finch                            Insurance


         *                              Director, Executive Vice President &
-------------------------------------   General Manager, John Hancock Retirement
Katherine MacMillan                     Plan Services


         *                              Director, Executive Vice President,
-------------------------------------   Wealth Management
Hugh McHaffie


         *                              Director
-------------------------------------
John R. Ostler


-------------------------------------   Director
Rex Schlaybaugh, Jr.


         *                              Director, Senior Vice President,
-------------------------------------   Human Resources
Diana Scott


         *                              Director, Executive Vice President and
-------------------------------------   Chief Investments Officer, US
Warren Thomson                          Investments


*/s/ Thomas J. Loftus                   Senior Counsel - Annuities
-------------------------------------
Thomas J. Loftus
Pursuant to Power of Attorney

                                 EXHIBIT INDEX

ITEM NO.                                DESCRIPTION
--------                                -----------
24(b)15    Power of Attorney (John D. DesPrez III, James R. Boyle, Marc
           Costantini, Steven Finch, Katherine MacMillan, Hugh McHaffie, John R.
           Ostler, Diana Scott, and Warren Thomson)